ASSET PURCHASE AND TITLE TRANSFER (Details Narrative)					1 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($)	Jun. 18, 2019 USD ($) a $ / shares shares	Mar. 18, 2019 USD ($)	Jul. 30, 2018 USD ($) a	Sep. 29, 2021 USD ($)	Dec. 31, 2022 USD ($) a	Dec. 31, 2021 USD ($) a	Jun. 30, 2023 USD ($) a	Sep. 30, 2022 USD ($)	May 31, 2021 a	Mar. 31, 2021 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of Land | a						20	20	20		1,100
Acquisition costs assets			$ 1,122,050			$ 1,122,050
Acquisition costs for land			271,225			271,225
Acquisition costs for building			850,826			850,826
Asset acquisition consideration transferred						23,967	$ 20,000
Unpaid amount owed						58,560		$ 58,560
Revenue recognized							496,797
Interest income from financing component						0	3,234
Interest expense, debt						103,234
Acquisition costs						22,050
Balance of land and building						1,067,164	1,119,303
Amortization of building and construction						52,400	49,400
Stock Issued During Period, Value, New Issues						15,000	65,000
Construction contract for consideration							99,000
Construction contract for consideration funded						43,967
Customer funded additional amount						$ 41,940
Building [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Finite-Lived Intangible Asset, Useful Life						20 years
Baja Residents Club (BRC) [Member] | Robert Valdes [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of Land | a		497
Assets held for sale		$ 670,000				$ 0	647,399		$ 647,399
Asset acquisition consideration transferred					$ 99,000
Total consideration						43,967
Total purchase price							120,000
Total purchase price funded amount						$ 61,440
Stock Issued During Period, Shares, New Issues | shares		7,500,000
Stock Issued During Period, Value, New Issues		$ 750,000
Shares issued, price per share | $ / shares		$ 0.10
Total purchase price funded amount							$ 19,500
Rescission Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Payment for property	$ 150,000
Improvements for property	$ 100,000
Jason Sunstein [Member] | Residential Purchase Agreement (RPA) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of Land | a				80
Acquire real property				$ 1,100,000
Aggregate property principal amount											$ 1,787,000
Property funding amount											$ 387,000
Loan financed amount			605,000
Business Combination, Consideration Transferred			$ 524,613
Jason Sunstein [Member] | Residential Purchase Agreement (RPA) [Member] | First and Second Mortgage Loans [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of Land | a				80